Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories
11.
INVENTORIES

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Merchandise	$3,978	$4,340
Project in process	4,859	4,771
Work in process	98	74
Raw materials	279	221
	9,214	9,406
Land held under development	1,999	1,999
Construction in progress	103	116
	$11,316	$11,521

The operating costs related to inventories were $51,180 million, $49,544 million and $53,814 million for the years ended December 31, 2021, 2022 and 2023, respectively.

For the years ended December 31, 2021, 2022 and 2023, valuation loss on inventories recognized as operating costs included the amounts of $207 million, $34 million and $23 million, respectively.

As of December 31, 2022 and 2023, inventories of $2,102 million and $2,115 million, respectively, were expected to be realized from the sale after more than twelve months. The aforementioned amount of inventories is related to property development owned by LED.

Land held under development and construction in progress was mainly developed by LED for Qingshan Sec., Dayuan Dist., Taoyuan City project. The Board of Directors of LED resolved to sign a joint construction and separate sale contract with Farglory Land Development Co., Ltd. in June 2021. LED entrusts Land Bank of Taiwan to execute fund control and property right management for the land held under development.